Property, plant and equipment (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Write-offs	$ 45	$ 619	$ 27
Capitalization Rate	7.00%	6.55%